Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Year Ended December 31,
	2017	2016	2015
Net income for the computation of basic EPS	$1,076,151	$1,046,630	$1,178,730
Weighted average ordinary shares outstanding—basic	161,059,552	185,514,370	203,850,828
Basic EPS	$6.68	$5.64	$5.78

	Year Ended December 31,
	2017	2016	2015
Net income for the computation of diluted EPS	$1,076,151	$1,046,630	$1,178,730
Weighted average ordinary shares outstanding—diluted	167,287,508	189,682,036	206,224,135
Diluted EPS	$6.43	$5.52	$5.72

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2017, 2016 and 2015 were as follows:

	As of December 31,
	2017	2016	2015
	Number of ordinary shares
Ordinary shares issued	167,847,345	187,847,345	203,411,207
Treasury shares	(14,855,244)	(11,600,191)	(3,069,003)
Ordinary shares outstanding	152,992,101	176,247,154	200,342,204
Shares of unvested restricted stock	(3,007,752)	(3,426,810)	(3,030,724)
Ordinary shares outstanding, excluding shares of unvested restricted stock	149,984,349	172,820,344	197,311,480